Pension Plans, Retirement Benefits and Savings Plans	12 Months Ended
Dec. 31, 2016
Pension Plans, Retirement Benefits and Savings Plans disclosure
Pension Plans, Retirement Benefits and Savings Plans disclosure [Text Block]

14.                PENSION PLANS, RETIREMENT BENEFITS AND SAVINGS PLANS

The Company sponsors a qualified non-contributory defined benefit pension plan (the qualified domestic pension plan), which covers substantially all U.S. domestic employees and provides benefits under a cash balance formula, except that employees satisfying certain age and service requirements remain covered by a prior final average pay formula.  In addition, the Company sponsors a nonqualified defined benefit pension plan which covers certain highly-compensated employees, pension plans for employees of its foreign subsidiaries, and a postretirement health and life insurance benefit plan for employees satisfying certain age and service requirements and for certain retirees.

Obligations and Funded Status

The following tables summarize the funded status, obligations and amounts recognized in the consolidated balance sheet for the Company’s benefit plans. The Company uses a December 31 measurement date for its pension and postretirement benefit plans.

(at and for the year ended December 31,	Qualified Domestic Pension Plan		Nonqualified and Foreign Pension Plans		Total
in millions)	2016	2015	2016	2015	2016	2015

Change in projected benefit obligation:
Benefit obligation at beginning of year	$3,250	$3,385	$228	$227	$3,478	$3,612
Benefits earned	111	124	7	7	118	131
Interest cost on benefit obligation	114	135	8	9	122	144
Actuarial loss (gain)	54	(203)	15	2	69	(201)
Benefits paid	(162)	(191)	(15)	(8)	(177)	(199)
Settlement	—	—	(3)	—	(3)	—
Foreign currency exchange rate change	—	—	(15)	(9)	(15)	(9)
Benefit obligation at end of year	$3,367	$3,250	$225	$228	$3,592	$3,478

Change in plan assets:
Fair value of plan assets at beginning of year	$3,127	$3,235	$115	$122	$3,242	$3,357
Actual return on plan assets	222	(17)	11	3	233	(14)
Company contributions	200	100	14	7	214	107
Benefits paid	(162)	(191)	(15)	(8)	(177)	(199)
Settlement	—	—	(3)	—	(3)	—
Foreign currency exchange rate change	—	—	(16)	(9)	(16)	(9)
Fair value of plan assets at end of year	3,387	3,127	106	115	3,493	3,242
Funded status of plan at end of year	$20	$(123)	$(119)	$(113)	$(99)	$(236)

Amounts recognized in the consolidated balance sheet consist of:
Accrued over-funded benefit plan assets	$20	$—	$5	$4	$25	$4
Accrued under-funded benefit plan liabilities	—	(123)	(124)	(117)	(124)	(240)
Total	$20	$(123)	$(119)	$(113)	$(99)	$(236)

Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss	$1,072	$1,079	$55	$52	$1,127	$1,131
Prior service benefit	(6)	(8)	—	—	(6)	(8)
Total	$1,066	$1,071	$55	$52	$1,121	$1,123

	Postretirement Benefit Plans
(at and for the year ended December 31, in millions)	2016	2015
Change in projected benefit obligation:
Benefit obligation at beginning of year	$233	$255
Benefits earned	—	—
Interest cost on benefit obligation	8	10
Actuarial gain	(17)	(3)
Benefits paid	(11)	(13)
Plan amendments	—	(11)
Foreign currency exchange rate change	1	(5)
Benefit obligation at end of year	$214	$233

Change in plan assets:
Fair value of plan assets at beginning of year	$15	$16
Actual return on plan assets	—	—
Company contributions	10	12
Benefits paid	(11)	(13)
Fair value of plan assets at end of year	14	15
Funded status of plan at end of year	$(200)	$(218)

Amounts recognized in the consolidated balance sheet consist of:
Accrued under-funded benefit plan liability	$(200)	$(218)

Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial (gain) loss	$(13)	$4
Prior service benefit	(31)	(35)
Total	$(44)	$(31)

The total accumulated benefit obligation for the Company’s defined benefit pension plans was $3.48 billion and $3.37 billion at December 31, 2016 and 2015, respectively. The qualified domestic pension plan accounted for $3.26 billion and $3.15 billion of the total accumulated benefit obligation at December 31, 2016 and 2015, respectively, whereas the nonqualified and foreign plans accounted for $0.22 billion of the total accumulated benefit obligation at both December 31, 2016 and 2015.

For pension plans with an accumulated benefit obligation in excess of plan assets, the aggregate projected benefit obligation was $0.2 billion and $3.47 billion at December 31, 2016 and 2015, respectively, and the aggregate accumulated benefit obligation was $0.2 billion and $3.36 billion at December 31, 2016 and 2015, respectively.  The fair value of plan assets for the above plans was $0.1 billion and $3.23 billion at December 31, 2016 and 2015, respectively.

The Company has discretion regarding whether to provide additional funding and when to provide such funding to its qualified domestic pension plan.  In 2016, 2015 and 2014, there were no required contributions to the qualified domestic pension plan.  In 2016, 2015 and 2014, the Company voluntarily made contributions totaling $200 million, $100 million and $200 million, respectively, to the qualified domestic pension plan.  There is no required contribution to the qualified domestic pension plan during 2017, and the Company has not determined whether or not additional funding will be made during 2017. With respect to the Company’s foreign pension plans, there are no significant required contributions in 2017.

The following table summarizes the components of net periodic benefit cost and other amounts recognized in other comprehensive income related to the benefit plans.

	Pension Plans			Postretirement Benefit Plans
(for the year ended December 31, in millions)	2016	2015	2014	2016	2015	2014
Net Periodic Benefit Cost:
Service cost	$118	$131	$110	$—	$—	$—
Interest cost on benefit obligation	122	144	150	8	10	10
Expected return on plan assets	(230)	(230)	(218)	—	—	—
Curtailment	—	—	(1)	—	—	—
Settlement	1	—	2	—	—	—
Amortization of unrecognized:
Prior service benefit	(1)	(1)	—	(3)	(3)	(2)
Net actuarial loss (gain)	66	96	65	—	1	(3)
Net periodic benefit cost	$76	$140	$108	$5	$8	$5

Other Changes in Benefit Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Prior service benefit	$—	$—	$(8)	$—	$(11)	$—
Net actuarial loss (gain)	66	43	516	(17)	(3)	50
Foreign currency exchange rate change	(2)	—	—	1	—	—
Curtailment	—	—	(2)	—	—	—
Settlement	(1)	—	(2)	—	—	—
Amortization of prior service benefit	1	1	—	3	3	2
Amortization of net actuarial gain (loss)	(66)	(96)	(65)	—	(1)	3
Total other changes recognized in other comprehensive income	(2)	(52)	439	(13)	(12)	55
Total other changes recognized in net periodic benefit cost and other comprehensive income	$74	$88	$547	$(8)	$(4)	$60

In 2016, the Company began using a full yield-curve approach in the estimation of the service and interest cost components of net periodic benefit costs for its qualified and nonqualified domestic pension plans and its domestic postretirement benefit plans. The full yield curve approach applies the specific spot rates along the yield curve that the Company used to determine its projected benefit obligation at the beginning of the year to the projected cash flows related to service and interest costs.  Previously, the Company estimated these service and interest cost components by applying a single weighted-average discount rate derived from this yield curve.  This change was made to provide a better estimate of the service and interest cost components of net periodic benefit costs, consistent with the methodology used to estimate the projected benefit obligation for each of the benefit plans.

This change did not affect the measurement of the Company’s total benefit obligations as the change in the service cost and interest cost is completely offset in the actuarial (gain) loss reported for the period.  The change reduced the service and interest cost components of net periodic benefit costs for 2016 by $6 million and $30 million, respectively, and resulted in an $0.08 increase in diluted net income per share for 2016.  The weighted average discount rates that were used to measure service and interest costs during 2016 were 4.77% and 3.64%, respectively, for the domestic qualified pension plan, 4.53% and 3.47%, respectively, for the domestic nonqualified pension plan and 0.00% and 3.53%, respectively, for the domestic postretirement benefit plan. The discount rate associated with the service cost component of the domestic postretirement benefit plan is zero as it is a closed plan and all participants are fully vested.  Under the Company’s prior estimation approach, the weighted average discount rate for both the service and interest cost components would have been 4.50% for the domestic qualified pension plan, 4.37% for the domestic nonqualified pension plan and 4.35% for the domestic postretirement benefit plan.  The Company accounted for this change as a change in estimate, and accordingly, recognized the effect prospectively beginning in 2016.

For the defined benefit pension plans, the estimated net actuarial loss that will be reclassified (amortized) from accumulated other comprehensive income into net income as part of net periodic benefit cost over the next fiscal year is $75 million and the estimated prior service benefit to be amortized over the next fiscal year is $1 million.  For the postretirement benefit plans, the estimated net actuarial gain that will be reclassified (amortized) from accumulated other comprehensive income into net income as part of net periodic benefit cost over the next fiscal year is less than $1 million, and the estimated prior service benefit to be amortized over the next fiscal year is $3 million.

Assumptions and Health Care Cost Trend Rate Sensitivity

The following table summarizes assumptions used with regard to the Company’s qualified and nonqualified domestic pension plans and the domestic postretirement benefit plans.

(at and for the year ended December 31,)	2016	2015
Assumptions used to determine benefit obligations
Discount rate:
Qualified domestic pension plan	4.23%	4.50%
Nonqualified domestic pension plan	4.15%	4.37%
Domestic postretirement benefit plan	4.10%	4.35%
Future compensation increase rate	4.00%	4.00%

Assumptions used to determine net periodic benefit cost
Discount rate:
Qualified domestic pension plan:
Service cost	4.77%	4.10%
Interest cost	3.64%	4.10%
Nonqualified domestic pension plan:
Service cost	4.53%	4.10%
Interest cost	3.47%	4.10%
Domestic postretirement benefit plan:
Interest cost	3.53%	4.10%
Expected long-term rate of return on assets:
Pension plan	7.00%	7.25%
Postretirement benefit plan	4.00%	4.00%

Assumed health care cost trend rates
Following year:
Medical (before age 65)	6.50%	6.75%
Medical (age 65 and older)	7.25%	7.50%

Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	5.00%	5.00%

Year that the rate reaches the ultimate trend rate:
Medical (before age 65)	2022	2022
Medical (age 65 and older)	2025	2025

The discount rate assumption used to determine the benefit obligation is based on a yield-curve approach. Under this approach, individual spot rates from the yield curve of a hypothetical portfolio of high quality fixed maturity corporate bonds (rated Aa) available at the year-end valuation date, for which the timing and amount of cash outflows correspond with the timing and amount of the estimated benefit payouts of the Company’s benefit plan, are applied to expected future benefits payments in measuring the projected benefit obligation. The discount rate assumption used to determine benefit obligations disclosed above represents the weighted average of the individual spot rates.

The discount rate assumption used to determine the net periodic benefit cost is the single weighted average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the year.

In choosing the expected long-term rate of return on plan assets, the Company selected the rate that was set as the return objective by the Company’s Benefit Plans Investment Committee, which had considered the historical returns of equity and fixed maturity markets in conjunction with prevailing economic and financial market conditions.

As an indicator of sensitivity, increasing the assumed health care cost trend rate by 1% would have increased the accumulated postretirement benefit obligation by $20 million at December 31, 2016, and the aggregate of the service and interest cost components of net postretirement benefit expense by $1 million for the year ended December 31, 2016. Decreasing the assumed health care cost trend rate by 1% would have decreased the accumulated postretirement benefit obligation at December 31, 2016 by $17 million and the aggregate of the service and interest cost components of net postretirement benefit expense by $1 million for the year ended December 31, 2016.

The assumptions made for the Company’s foreign pension and foreign postretirement benefit plans are not materially different from those of the Company’s qualified domestic pension plan and the domestic postretirement benefit plan.

Plan Assets

The qualified domestic pension plan assets are invested for the exclusive benefit of the plan participants and beneficiaries and are intended, over time, to satisfy the benefit obligations under the plan. Risk tolerance is established through consideration of plan liabilities, plan funded status and corporate financial position. The asset mix guidelines have been established and are reviewed quarterly. These guidelines are intended to serve as tools to facilitate the investment of plan assets to maximize long-term total return and the ongoing oversight of the plan’s investment performance.  Investment risk is measured and monitored on an ongoing basis through daily and monthly investment portfolio reviews, annual liability measurements and periodic asset/liability studies.

The Company’s overall investment strategy for the qualified domestic pension plan is to achieve a mix of approximately 85% to 90% of investments for long-term growth and 10% to 15% for near-term benefit payments with a diversification of asset types, fund strategies and fund managers.  The current target allocations for plan assets are 55% to 65% equity securities and 20% to 40% fixed income securities, with the remainder allocated to short-term securities.  Equity securities primarily include investments in large, medium and small-cap companies primarily located in the United States.  Fixed income securities include corporate bonds of companies from diversified industries, mortgage-backed securities, U.S. Treasury securities and debt securities issued by foreign governments.  Other investments include two private equity funds held by the Company’s qualified defined benefit pension plan.  One private equity fund is focused on financial companies, and the other is focused on real estate-related investments.

Assets of the Company’s foreign pension plans are not significant.

Fair Value Measurement — Pension Plans and Other Postretirement Benefit Assets

For a discussion of the methods employed by the Company to measure the fair value of invested assets, see note 4.  The following discussion of fair value measurements applies exclusively to the Company’s pension plans and other postretirement benefit assets.

Fair value estimates for equity and bond mutual funds held by the pension plans reflect prices received from an external pricing service that are based on observable market transactions.  These estimates are included in Level 1.

Short-term securities are carried at fair value which approximates cost plus accrued interest or amortized discount.  The fair value or market value of these is periodically compared to this amortized cost and is based on significant observable inputs as determined by an external pricing service.  Accordingly, the estimates of fair value for such short-term securities, other than U.S. Treasury securities and money market mutual funds, provided by an external pricing service are included in the amount disclosed in Level 2 of the hierarchy.  The estimated fair value of U.S. Treasury securities and money market mutual funds is included in the amount disclosed in Level 1 as the estimates are based on unadjusted market prices.

Fair Value Hierarchy — Pension Plans

The following tables present the level within the fair value hierarchy at which the financial assets of the Company’s pension plans are measured on a recurring basis.

(at December 31, 2016, in millions)	Total	Level 1	Level 2	Level 3

Invested assets:
Fixed maturities
Obligations of states, municipalities and political subdivisions	$9	$—	$9	$—
Debt securities issued by foreign governments	14	—	14	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	12	—	12	—
All other corporate bonds	511	—	511	—
Total fixed maturities	546	—	546	—

Mutual funds
Equity mutual funds	1,285	1,278	7	—
Bond mutual funds	641	638	3	—
Total mutual funds	1,926	1,916	10	—

Equity securities	747	747	—	—

Other investments (1)	1	—	—	1

Cash and short-term securities
U.S. Treasury securities	45	45	—	—
Money market mutual funds	20	19	1	—
Other	208	28	180	—
Total cash and short-term securities	273	92	181	—
Total	$3,493	$2,755	$737	$1

(1)            The fair value estimates of the two private equity funds comprising these investments are determined by an external fund manager based on recent filings, operating results, balance sheet stability, growth and other business and market sector fundamentals.  Due to the significant unobservable inputs in these valuations, the total fair value estimates are disclosed in Level 3.

The balance of Level 3 fair value investments was $1 million at December 31, 2016 and the change in balance from the prior year was insignificant.

(at December 31, 2015, in millions)	Total	Level 1	Level 2	Level 3

Invested assets:
Fixed maturities
Obligations of states, municipalities and political subdivisions	$17	$—	$17	$—
Debt securities issued by foreign governments	16	—	16	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	16	—	16	—
All other corporate bonds	491	—	491	—
Total fixed maturities	540	—	540	—

Mutual funds
Equity mutual funds	1,237	1,231	6	—
Bond mutual funds	649	646	3	—
Total mutual funds	1,886	1,877	9	—

Equity securities	625	624	1	—

Other investments (1)	2	—	—	2

Cash and short-term securities
U.S. Treasury securities	25	25	—	—
Money market mutual funds	23	19	4	—
Other	141	20	121	—
Total cash and short-term securities	189	64	125	—
Total	$3,242	$2,565	$675	$2

(1)            The fair value estimates of the two private equity funds comprising these investments are determined by an external fund manager based on recent filings, operating results, balance sheet stability, growth and other business and market sector fundamentals.  Due to the significant unobservable inputs in these valuations, the total fair value estimates are disclosed in Level 3.

The balance of Level 3 fair value investments was $2 million at December 31, 2015 and the change in balance from the prior year was insignificant.

Other Postretirement Benefit Plans

The Company’s overall investment strategy is to achieve a mix of approximately 35% to 65% of investments for long-term growth and 35% to 60% for near-term insurance payments with a wide diversification of asset types, fund strategies and fund managers.  The current target allocations for plan assets are 25% to 75% fixed income securities, with the remainder allocated to short-term securities.  Fixed income securities include corporate bonds of companies from diversified industries, mortgage-backed securities and U.S. Treasuries.

Fair Value — Other Postretirement Benefit Plans

The Company’s other postretirement benefit plans had financial assets of $14 million and $15 million at December 31, 2016 and 2015, respectively, which are measured at fair value on a recurring basis.  The assets are primarily corporate bonds and short-term securities and categorized as level 2 in the fair value hierarchy.

Estimated Future Benefit Payments

The following table presents the estimated benefits expected to be paid by the Company’s pension and postretirement benefit plans for the next ten years (reflecting estimated future employee service).

	Benefits Expected to be Paid
(in millions)	Pension Plans	Postretirement Benefit Plans
2017	$230	$13
2018	240	14
2019	247	14
2020	253	14
2021	258	14
2022 through 2026	1,327	71

Savings Plan

The Company has a savings plan, The Travelers 401(k) Savings Plan (the Savings Plan), in which substantially all U.S. domestic Company employees are eligible to participate. Under the Savings Plan, the Company matches employee contributions up to 5% of eligible pay, with a maximum annual match of $6,000 which becomes 100% vested after three years of service. The Company’s matching contribution is made in cash and invested according to the employee’s current investment elections and can be reinvested into other investment options in accordance with the terms of the plan. The Company’s non-U.S. employees participate in separate savings plans.  The total expense related to all of the savings plans was $114 million, $109 million and $103 million for the years ended December 31, 2016, 2015 and 2014, respectively.

All common shares held by the Savings Plan are considered outstanding for basic and diluted EPS computations and dividends paid on all shares are charged to retained earnings.